Trade Payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade Payables [Abstract]
Schedule of Trade Payables
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
Current
Trade payables
- Third parties	-	5,902,712	699,495
- Related party	300,000	1,200,000	-
- Related companies	-	100,000	140,000
	300,000	7,202,712	839,495